Consolidated Balance Sheets - USD ($)		Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash		$ 95,683	$ 1,275,571
Prepaid expenses and other current assets		319,500	23,116
Total Current Assets		415,183	1,298,687
Marketable securities held in Trust Account		204,322,796	200,471,972
Security deposit			7,125
Total Assets		204,737,979	201,777,784
Current Liabilities
Accounts payable and accrued expenses		2,858,994	86,278
Income taxes payable		612,713	77,877
Total Current Liabilities		3,471,707	164,155
Deferred underwriting fees		7,000,000	7,000,000
Total Liabilities		10,471,707	7,164,155
Commitments
Common stock subject to possible redemption, 18,598,256 and 18,926,577 shares at redemption value as of December 31, 2019 and 2018, respectively		189,266,264	189,613,628
Stockholders' Equity
Preferred stock; $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid in capital		5,059,215	4,711,809
(Accumulated deficit)/ Retained earnings		(59,872)	287,485
Total Stockholders' Equity		5,000,008	5,000,001	[1]
Total Liabilities and Stockholders' Equity		204,737,979	201,777,784
Class A Common Stock [Member]
Stockholders' Equity
Common stock		165	132
Total Stockholders' Equity		165	132	[1]
Class F Common Stock [Member]
Stockholders' Equity
Common stock		500	575
Total Stockholders' Equity	[1]	$ 500	$ 575

[1]	Included an aggregate of up to 750,000 shares subject to forfeiture to the extent that the underwriters' over-allotment was not exercised in full.